Appendix I. Subsidiaries (fully-consolidated companies) (million euro)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Disclosure of subsidiaries [text block]
Appendix I. Subsidiaries (fully-consolidated companies) (million euro)

Entity	Type	Parent	% Ownership
CONTINUING OPERATIONS
HEADQUARTERS
NETHERLANDS (Registered Office: Amsterdam)
Ferrovial Netherlands B.V.		Ferrovial SE	100.0%
Ferrovial Ventures Netherlands B.V.		Ferrovial SE	100.0%
SPAIN (Registered Office: Madrid)
Ferrovial Inversiones, S.A. (a)		Ferrovial SE	100.0%
Ferrovial Emisiones, S.A. (a)		Ferrovial SE	100.0%
Ferrovial Corporación, S.A. (a)		Ferrovial SE	100.0%
Ferrofin, S.L. (a)		Ferrovial SE	100.0%
Ferrovial Mobility, S.L. (a)		Ferrovial SE	100.0%
Temauri, S.L. (a)		Ferrovial SE	100.0%
Ferrovial 011, S.A.		Ferrovial SE	100.0%
Ferrovial 012, S.A.		Ferrovial SE	100.0%
Ferrovial 013, S.A.		Ferrovial SE	100.0%
Ferrovial 014, S.A.		Ferrovial SE	100.0%
Ferrovial 015, S.L.		Ferrovial SE	100.0%
Ferrovial 016, S.L.		Ferrovial SE	100.0%
Ferrovial 017, S.L.		Ferrovial SE	100.0%
Ferrovial Venture VI, S.A.U. (a)		Ferrovial SE	100.0%
Ferrovial Ventures, S.A.U. (a)		Ferrovial SE	100.0%
UNITED KINGDOM (Registered Office: Oxford)
Ferrocorp UK, Ltd.		Ferrovial SE	100.0%
UNITED KINGDOM (Registered Office: London)
Ferrovial Ventures, Ltd.		Ferrovial SE	100.0%
LUXEMBOURG (Registered Office: Luxembourg)
Krypton RE, S.A.		Ferrovial SE	100.0%
UNITED STATES (Registered Office: Austin)
Landmille US, LLC		Ferrovial Holding US Corp	100.0%
UNITED STATES (Registered Office: New York)
Ferrovial IT US, LLC		Ferrovial Holding US Corp	100.0%
CONSTRUCTION
GERMANY (Registered Office: Cologne)
Budimex Bau GmbH		Mostostal Kraków S.A.	100.0%
RailBX GmbH		Budimex, S.A.	100.0%
ARABIA (Registered Office: Riyadh)
Ferrovial Agroman Company *		Ferrovial Construcción, S.A.	97.5%
AUSTRALIA (Registered Office: Sidney)
Ferrovial Construction Australia PTY LTD		Ferrovial Construction Holding Limited	100.0%
TSRC O&M PTY LTD		Ferrovial Construction Australia PTY LTD	50.0%
BRASIL (Registered Office: Bela Vista, Sao Paulo)
Constructora Ferrovial Brasil Ltd. *		Ferrovial Construction International SE	99.0%
CANADA (Registered Office: Alberta)
Webber Infrastructure Management Alberta Ltd		Webber Infrastructure Management Canada Holdings Ltd	100.0%
CANADA (Registered Office: Markham - Ontario)
Ferrovial Construction Canada Inc.		Ferrovial Construction International SE	100.0%
Ontario Transit FCCI (Hold Co) Inc.		Ferrovial Construction Canada Inc.	100.0%
Webber Infrastructure Management Canada Ltd		Webber Infrastructure Management Canada Holdings Ltd	100.0%
CANADA (Registered Office: Toronto)
Webber Infrastructure Management Canada Holdings Ltd		Ferrovial Construction International SE	100.0%
CHILE (Registered Office: Santiago de Chile)
Constructora Ferrovial Ltda. *		Ferrovial Empresa Constructora Ltda.	97.2%
Ferrovial Construcción Chile S.A.		Ferrovial Empresa Constructora Ltda.	100.0%
Ferrovial Empresa Constructora Ltda.		Ferrovial Construction International SE	100.0%
Ferrovial Energía Construcción SpA		Ferrovial Energía, S.A.	100.0%
COLOMBIA (Registered Office: Bogotá)
Ferrovial Construcción Colombia, SAS		Ferrovial Construction International SE	100.0%
SLOVAKIA (Registered Office: Bratislava)
D4R7 Construction S.R.O.		Ferrovial Construction Slovakia S.R.O.	65.0%
Ferrovial Construction Slovakia S.R.O. *		Ferrovial Construction Holding Limited	99.0%
Budimex Slovakia S.R.O.		Budimex, S.A.	100.0%
SPAIN (Registered Office: Barcelona)
Conc. Prisiones Lledoners, S.A. (a)	P	Ferrovial Construcción, S.A.	100.0%

SPAIN (Registered Office: Bilbao)
Cadagua, S.A. (a) *		Ferrovial Construcción, S.A.	99.95%
SPAIN (Registered Office: Madrid)
Cocsa, S.A. (a)*		Ferrovial Construcción, S.A.	99.95%
Ditecpesa, S.A. (a) *		Ferrovial Construcción, S.A.	99.95%
Ferroconservación, S.A. (a)		Ferrovial Construcción, S.A.	99.0%
Ferrovial Construcción, S.A. (a) *		Ferrovial SE	99.99%
Ferrovial Medio Ambiente y Energía, S.A. (a)		Ferrovial Construcción, S.A.	99.95%
Ferrovial Railway S.A. (a) *		Ferrovial Construcción, S.A.	98.8%
Urbaoeste, S.A. (a) *		Ferrovial Construcción, S.A.	99.0%
Cimentaciones Especiales y Estructurales CIMSA, S.A. *		Ferrovial Construcción, S.A.	99.0%
Arena Recursos Naturales, S.A.U. (a)		Ferrovial Construcción, S.A.	100.0%
Tecpresa Structural Solutions, S.A. (a) *		Ferrovial Construcción, S.A.	99.1%
Powernet I, S.L.U.		Ferrovial Construcción, S.A.	100.0%
SPAIN (Registered Office: Zaragoza)
Depusa Aragón S.A. (a)	P	Cadagua, S.A.	51.7%
		Ferrovial Construcción, S.A.	42.3%
UNITED STATES (Registered Office: Atlanta)
Ferrovial Construction East, LLC		Ferrovial Construction US Corp.	100.0%
UNITED STATES (Registered Office: Austin)
Ferrovial Agroman Indiana, LLC		Ferrovial Construction US Corp.	100.0%
Ferrovial Construction Texas, LLC		Ferrovial Construction US Corp.	100.0%
Ferrovial Construction US Corp.		Ferrovial Construction US Holding Corp.	100.0%
Ferrovial Construction US Holding Corp.		Ferrovial Holding US Corp	100.0%
Grand Parkway Infrastructure, LLC		Ferrovial Construction Texas, LLC	40.0%
		DBW Construction, LLC	30.0%
Ferrovial Energy Solutions, LLC		Ferrovial Energy US, LLC	100.0%
Webber Infrastructure Management US Inc.		Webber, LLC	100.0%
Webber Infrastructure Management Inc.		Webber Infrastructure Management US Inc.	100.0%
Webber Infrastructure Management Holding US Corp		Ferrovial Holding US Corp	100.0%
Ferrovial Construction JFK T1, LLC		Ferrovial Construction US Corp.	100.0%
Tecpresa Structural Solutions, LLC		Ferrovial Construction US Holding Corp.	100.0%
UNITED STATES (Registered Office: Charlotte)
Sugar Creek Construction, LLC		Ferrovial Construction East, LLC	70.0%
UNITED STATES (Registered Office: Dallas)
Trinity Infrastructure, LLC		Ferrovial Construction Texas, LLC	60.0%
		DBW Construction, LLC	40.0%
UNITED STATES (Registered Office: Fort Worth)
North Tarrant Infrastructure, LLC		Ferrovial Construction Texas, LLC	75.0%
		DBW Construction, LLC	25.0%
UNITED STATES (Registered Office: Georgia)
North Perimeter Contractors, LLC		Ferrovial Construction East, LLC	100.0%
Webber - United, LLC		Webber, LLC	60.0%
UNITED STATES (Registered Office: Los Angeles)
California Rail Builders, LLC		Ferrovial Construction West, LLC	80.0%
Ferrovial Construction West, LLC		Ferrovial Construction US Corp.	100.0%
UNITED STATES (Registered Office: North Richland Hills)
Bluebonnet Contractor, LLC		Ferrovial Construction Texas, LLC	60.0%
		DBW Construction, LLC	40.0%
UNITED STATES (Registered Office: The Woodlands)
DBW Construction, LLC		Webber, LLC	100.0%
Webber Waterworks, LLC		Webber, LLC	100.0%
Webber Materials, LLC		Webber Equipment & Materials, LLC	100.0%
Webber, LLC		Ferrovial Construction US Holding Corp.	100.0%
Webber Barrier Services, LLC		Webber, LLC	100.0%
Webber Commercial Construction, LLC		Webber, LLC	100.0%
Webber Equipment & Materials, LLC		Webber, LLC	100.0%
Webber Management Group, LLC		Webber Equipment & Materials, LLC	100.0%
52 Block Builders, LLC		Webber Commercial Construction, LLC	100.0%
UNITED STATES (Registered Office: Virginia)
FAM Construction, LLC		Ferrovial Construction US Corp.	70.0%
FRANCE (Registered Office: Paris)
Ferrovial Construction France		Ferrovial Construction International SE	100.0%
NETHERLANDS (Registered Office: Amsterdam)
Ferrovial Construction International SE		Ferrovial SE	100.0%
IRELAND (Registered Office: Dublin)

Ferrovial Construction Ireland Ltd		Ferrovial Construction Holding Limited	100.0%
MEXICO (Registered Office: México DF)
Cadagua Ferr. Industrial Mexico		Cadagua, S.A.	75.1%
		Ferrovial Medio Ambiente y Energía, S.A.	24.9%
NEW ZEALAND (Registered Office: Wellington)
Ferrovial Construction (New Zealand) Limited		Ferrovial Construction Australia PTY LTD	100.0%
PERU (Registered Office: Lima)
Ferrovial Construcción Perú, S.A.C. *		Ferrovial Construction International SE	99.99%
POLAND (Registered Office: Cracow)
Mostostal Kraków S.A.		Budimex, S.A.	100.0%
Mostostal Kraków Energetyka sp. z o.o.		Mostostal Kraków S.A.	100.0%
Fotowoltaika HIG XIV Sp. z o.o.		Budimex, S.A.	100.0%
POLAND (Registered Office: Kamieńsk)
FBSerwis Kamieńsk Sp. z o.o.		FBSerwis SA	80.0%
FBSerwis Zielony Kamieńsk Sp. z o.o.		FBSerwis Kamieńsk Sp. z o.o.	100.0%
POLAND (Registered Office: Kąty Wrocławskie)
FBSerwis Wrocław Sp. z o.o.		FBSerwis SA	100.0%
FBSerwis Zielony Wrocław Sp. z o.o.		FBSerwis Wrocław Sp. z o.o.	100.0%
POLAND (Registered Office: Ścinawka Dolna)
FBSerwis Dolny Sląsk Sp. z o.o.		FBSerwis SA	100.0%
FBSerwis Zielony Dolny Śląsk Sp. z o.o.		FBSerwis Dolny Sląsk Sp. z o.o.	100.0%
POLAND (Registered Office: Tarnów)
FBSerwis Karpatia Sp. z o.o.		FBSerwis SA	100.0%
FBSerwis Zielona Karpatia Sp. z o.o.		FBSerwis Karpatia Sp. z o.o.	100.0%
POLAND (Registered Office: Warsaw)
Budimex, S.A.		Ferrovial Construction International SE	50.1%
Bx Budownictwo Sp. z o.o.		Budimex, S.A.	100.0%
Bx Kolejnictwo SA		Budimex, S.A.	100.0%
Budimex Parking Wrocław Sp. z o.o.	P	Budimex, S.A.	51.0%
FBSerwis SA		Budimex, S.A.	100.0%
FBSerwis A Sp. z o.o.		FBSerwis SA	100.0%
FBSerwis B Sp. z o.o.		FBSerwis SA	100.0%
FBSerwis Odbiór Sp. z o.o.		FBSerwis SA	100.0%
FBSerwis Paliwa Alternatywne Sp. z o.o.		FBSerwis SA	100.0%
JZE Sp. z o.o.		FBSerwis SA	100.0%
Zaklad, Przetworstwa Odpadow Zawisty Sp. Z.o.o.		FBSerwis Zawisty Sp. z o.o	100.0%
Konstalex Sp. z o.o.		Mostostal Kraków SA	100.0%
Budimex Most Wschodni S.A.		Budimex, S.A.	100.0%
Circular Construction SA		Budimex Most Wschodni SA	100.0%
Magnolia Energy Sp. z o.o.	P	Budimex, S.A.	100.0%
Budimex PPP SA		Budimex, S.A.	100.0%
Budimex F Sp. z o.o.		Budimex, S.A.	100.0%
Budimex A Sp. z o.o.		Budimex, S.A.	100.0%
Budimex O Sp. z o.o.		Budimex, S.A.	100.0%
Budimex P Sp. z o.o.		Budimex, S.A.	100.0%
Budimex R Sp. z o.o.		Budimex, S.A.	100.0%
Budimex D Sp. z o.o.		Budimex, S.A.	76.0%
Budimex SA Sygnity SA sj		Budimex, S.A.	67.0%
Budimex SA Cadagua SA IV sc		Budimex, S.A.	99.9%
Budimex SA Cadagua SA V sc		Budimex, S.A.	99.9%
Budimex SA Tecnicas Reunidas SA - Turów s.c.		Budimex, S.A.	50.0%
Green Waste Management 5 Sp. z o.o.		FBSerwis SA	100.0%
Green Waste Management 6 Sp. z o.o.		FBSerwis SA	100.0%
PUERTO RICO (Registered Office: San Juan)
Ditecpesa PR, LLC		Ferrovial Construction International SE	100.0%
Ferrovial Construcción Puerto Rico, LLC		Ferrovial Construction International SE	100.0%
UNITED KINGDOM (Registered Office: London)
Ferrovial Construction (UK) Limited		Ferrovial Construction Holding Limited	100.0%
Ferrovial Construction Holdings Limited		Ferrovial Construction International SE	100.0%
FC Civil Solutions Limited		Ferrovial Construction Holding Limited	100.0%
HIGHWAYS
SPAIN (Registered Office: Madrid)
Cintra Infraestructuras España, S.L. (a)		Ferrovial SE	100.0%
Cintra Inversora Autopistas de Cataluña, S.L. (a)	P	Cintra Infraestructuras España, S.L.	100.0%
Inversora Autopistas de Cataluña, S.L. (a)	P	Cintra Inversora Autopistas de Cataluña, S.L.	100.0%
Cintra Inversiones, S.L.U. (a)		Cintra Infraestructuras España, S.L.	100.0%

Cintra Servicios de Infraestructuras, S.A. (a) *		Cintra Infraestructuras España, S.L.	99.99%
Roland Servicios Empresariales, S.L.U.		Ferrovial Mobility, S.L.	100.0%
Autopista Alcalá-O'Donnell, S.A. (a)		Cintra Infraestructuras España, S.L.	100.0%
Autovía de Aragón, Sociedad Concesionaria, S.A.	P	Ferrovial Construcción, S.A.	55.0%
		Cintra Infraestructuras España, S.L.	30.0%
		Ferrovial SE	15.0%
Ferrovial Aravia, S.A.	P	Ferrovial Construcción, S.A.	55.0%
		Cintra Infraestructuras España, S.L.	30.0%
		Ferrovial SE	15.0%
SPAIN (Registered Office: Barcelona)
Autema, S.A. (a)	P	Inversora Autopistas de Cataluña, S.L.	76.3%
AUSTRALIA (Registered Office: Melbourne)
Cintra OSARS (Western) Holdings Unit Trust		Cintra OSARS Western Ltd	100.0%
Cintra OSARS Western Unit Trust		Cintra OSARS (Western) Holdings Unit Trust	100.0%
AUSTRALIA (Registered Office: Sydney)
Cintra Developments Australia PTY Ltd		Cintra Infrastructures UK Ltd	100.0%
Cintra OSARS (Western) Holdings PTY Ltd		Cintra OSARS Western Ltd	100.0%
Cintra OSARS Western PTY Ltd		Cintra OSARS (Western) Holdings PTY Ltd	100.0%
CANADA (Registered Office: Toronto)
Cintra 4352238 Investments Inc.		407 Toronto Highway B.V.	100.0%
CANADA (Registered Office: Vancouver)
1568417 B.C.		Cintra 1535145 Investments	100.0%
COLOMBIA (Registered Office: Bogotá)
Cintra Infraestructuras Colombia, S.A.S. (a)		Cintra Global SE	100.0%
UNITED STATES (Registered Office: Austin)
Ferrovial Holding US Corp		Cintra Global SE	100.0%
Ferrovial Mobility US, LLC		Ferrovial Holding US Corp	100.0%
Cintra Holding US Corp		Ferrovial Holding US Corp	100.0%
Cintra Texas Corp		Cintra Holding US Corp	100.0%
Cintra US Services, LLC		Cintra Texas Corp	100.0%
Cintra ITR LLC *		Cintra Holding US Corp	49.0%
		Ferrovial Construction US Corp.	44.0%
Cintra LBJ, LLC		Cintra Holding US Corp	100.0%
Cintra NTE, LLC		Cintra Holding US Corp	100.0%
Cintra NTE Mobility Partners Segments 3, LLC		Cintra Holding US Corp	100.0%
Cintra Toll Services, LLC		Cintra Holding US Corp	100.0%
Cintra I-77 Mobility Partners, LLC		Cintra Holding US Corp	100.0%
Cintra 2 I-77 Mobility Partners, LLC		Cintra Holding US Corp	100.0%
Cintra 2 I-66 Express Mobility Partners, LLC		Cintra Holding US Corp	100.0%
I-66 Express Mobility Partners Holdings, LLC	P	Cintra 2 I-66 Express Mobility Partners, LLC	50.0%
I-66 Express Mobility Partners, LLC	P	I-66 Express Mobility Partners Holdings, LLC	100.0%
Cintra 3I-66 Express Mobility Partners, LLC		Cintra Holding US Corp	100.0%
Cintra 3 I-77 Mobility Partners, LLC		Cintra Holding US Corp	100.0%
Cintra Digital Business Ventures, LLC	P	Cintra Holding US Corp	100.0%
Cintra North Corridor Transit Partners, LLC	P	Cintra Holding US Corp	100.0%
Cintra 1535145 Investments		Cintra 4352238 Investments Inc.	100.0%
UNITED STATES (Registered Office: Charlotte)
I-77 Mobility Partners Holding, LLC	P	Cintra I-77 Mobility Partners, LLC	50.1%
		Cintra 2 I-77 Mobility Partners, LLC	15.0%
		Cintra 3 I-77 Mobility Partners, LLC	7.1%
I-77 Mobility Partners, LLC	P	I-77 Mobility Partners Holding, LLC	100.0%
UNITED STATES (Registered Office: Dallas)
LBJ Infrastructure Group Holding, LLC	P	Cintra LBJ, LLC	54.6%
LBJ Infrastructure Group, LLC	P	LBJ Infrastructure Group Holding, LLC	100.0%
UNITED STATES (Registered Office: North Richland Hills)
NTE Mobility Partners Holding, LLC	P	Cintra NTE, LLC	63.0%
NTE Mobility Partners, LLC	P	NTE Mobility Partners Holding, LLC	100.0%
NTE Mobility Partners Segments 3 Holding, LLC	P	Cintra NTE Mobility Partners Segments 3, LLC	53.7%
NTE Mobility Partners Segments 3, LLC	P	NTE Mobility Partners Segments 3 Holding, LLC	100.0%
NETHERLANDS (Registered Office: Amsterdam)
Cintra Infrastructures SE		CIntra Global SE	100.0%
Cintra Global SE		Ferrovial SE	100.0%
407 Toronto Highway B.V.		Cintra Global SE	100.0%
Cintra INR Investments B.V.		Cintra Global SE	100.0%
Cintra Projects B.V.		Cintra Global SE	100.0%
Cintra IM Investments B.V.		Cintra Global SE	100.0%

Cintra INVIT Investments B.V.		Cintra Global SE	100.0%
Cintra Development B.V.		Cintra Global SE	100.0%
INDIA (Registered Office: Mumbai)
Ciinfra India Private Limited*		Cintra INR Investments B.V.	99.99%
PORTUGAL (Registered Office: Lisbon)
Vialivre, S.A.	P	Cintra Global SE	84.0%
UNITED KINGDOM (Registered Office: London)
Cintra Silvertown Ltd		Cintra Infrastructures UK Ltd	100.0%
UNITED KINGDOM (Registered Office: Oxford)
Cintra Infrastructures UK Ltd		Cintra Global SE	100.0%
Cintra Toowoomba Ltd		Cintra Infrastructures UK Ltd	100.0%
Cintra Slovakia Ltd		Cintra Global SE	100.0%
Cintra OSARS Western Ltd		Cintra Infrastructures UK Ltd	100.0%
CHILE (Registered Office: Santiago de Chile)
Cintra Infraestructuras Chile, S.p.A		Cintra Global SE	100.0%
PERU (Registered Office: LIMA)
Cintra Infraestructuras Perú, S.A.C*		Cintra Global SE	99.9%
DIGITAL INFRASTRUCTURES
SPAIN (Registered Office: Madrid)
Ferrovial MAD 01, S.A.	P	Ferrovial SE	100.0%
Ferrovial 008, S.L.U. (a)	P	Ferrovial SE	100.0%
Ferrovial 009, S.L.U. (a)	P	Ferrovial SE	100.0%
NETHERLANDS (Registered Office: Amsterdam)
Ferrovial Digital Infrastructures B.V.		Ferrovial SE	100.0%
Ferrovial WAW 001 B.V.		Ferrovial Digital Infrastructures B.V.	100.0%
UNITED STATES (Registered Office: Austin)
Ferrovial Digital Infrastructures US Hold. LLC		Ferrovial Holding US CORP	100.0%
POLAND (Registered Office: Warsaw)
Sien Real SP Zoo	P	Budimex, S.A.	50.0%
		Ferrovial WAW 001 B.V.	50.0%
AIRPORTS
SPAIN (Registered Office: Madrid)
Ferrovial Aeropuertos España, S.A. (a)		Ferrovial SE	100.0%
UNITED STATES (Registered Office: Austin)
Ferrovial Airports Holding US Corp		Ferrovial Holding US Corp	100.0%
UNITED STATES (Registered Office: Denver)
Ferrovial Airports O&M Services, LLC		Ferrovial Airports Holding US Corp	100.0%
Ferrovial Airports US Terminal One, LLC		Ferrovial Airports Holding US Corp	100.0%
UNITED STATES (Registered Office: New York)
MARS NTO, LLC		Ferrovial Airports US Terminal One, LLC	96.1%
Ferrovial Airports CHS MSA, LLC		Ferrovial Airports Holding US Corp	100.0%
NETHERLANDS (Registered Office: Amsterdam)
Hubco Netherlands B.V.		Ferrovial Airports International SE	100.0%
Ferrovial Airports FMM B.V.		Ferrovial Airports International SE	100.0%
Ferrovial Airports Turkey B.V.	P	Ferrovial Airports International SE	100.0%
UNITED KINGDOM (Registered Office: Oxford)
Ferrovial Airports International SE		Ferrovial SE	100.0%
TURKEY (Registered Office: Ankara)
YDA HAVALIMANI YATIRIM VE ISLETME A.S.	P	Ferrovial Airports Turkey B.V.	60.0%
ENERGY
SPAIN (Registered Office: Madrid)
Ferrovial Transco España , S.A.U. (a)	P	Ferrovial Transco International B.V.	100.0%
Ferrovial Infraestructuras Energéticas, S.A.U. (a)		Ferrovial SE	100.0%
Parque Solar Casilla, S.L.U. (a)	P	Ferrovial Infraestructuras Energéticas, S.A.U.	100.0%
Cea Infraestructuras Energéticas (a)	P	Ferrovial Infraestructuras Energéticas, S.A.U.	100.0%
Jucar Infraestructuras Energéticas (a)	P	Ferrovial Infraestructuras Energéticas, S.A.U.	100.0%
Pisuerga Infraestructuras Energéticas, S.A.U. (a)	P	Ferrovial Infraestructuras Energéticas, S.A.U.	100.0%
Ferrovial Growth VI, S.L. (a)		Ferrovial Infraestructuras Energéticas, S.A.U.	100.0%
Ferrovial 004, S.A. (a)		Ferrovial SE	100.0%
Siemsa Control y Sistemas, S.A.U. (a)		Ferrovial Energía, S.A.	100.0%
Ferrovial Energía, S.A. (a)		Ferrovial SE	100.0%
CHILE (Registered Office: Santiago)
Ferrovial Power Infrastructures Chile, SpA		Ferrovial Transco International B.V.	100.0%
Ferrovial Transco Chile II SpA	P	Ferrovial Power Infrastructures Chile, SpA	100.0%
Ferrovial Transco Chile III SpA	P	Ferrovial Transco International B.V.	100.0%
Ferrovial Transco Chile IV SpA	P	Ferrovial Power Infrastructures Chile, SpA	100.0%

Centella Transmisión, S.A. *	P	Ferrovial Power Infrastructures Chile, SpA	99.9%
Centella Transmisión II, S.A.	P	Ferrovial Power Infrastructures Chile, SpA	50.1%
		Ferrovial Transco Chile III SpA	49.9%
Alto Huemul Transmisión SpA	P	Ferrovial Power Infrastructures Chile, SpA	100.0%
Alto Huemul II SpA		Ferrovial Power Infrastructures Chile, SpA	100.0%
UNITED STATES (Registered Office: Austin)
Ferrovial Energy US, LLC		Ferrovial Holding US Corp	100.0%
Ferrovial Energy US 1, LLC		Ferrovial Energy US, LLC	100.0%
Misae Solar IV, LLC	P	Misae Solar IV Pledgor, LLC	100.0%
Misae Solar IV Class B HoldCo US Inc.		Ferrovial Energy US, LLC	100.0%
Ferrovial Energy HoldCo US Pledgor Inc.		Ferrovial Energy US, LLC	100.0%
Misae Solar IV Class B Pledgor, LLC*		Ferrovial Energy US, LLC	99.0%
Ferrovial Energy US Seller, LLC*		Ferrovial Energy US, LLC	99.0%
Misae Solar IV Class B Member, LLC	P	Misae Solar IV Class B Pledgor, LLC	100.0%
Misae Solar IV TE HoldCo, LLC	P	Misae Solar IV Class B Member, LLC	100.0%
Misae Solar IV Pledgor, LLC	P	Ferrovial Energy US Seller, LLC	100.0%
Milano Solar, LLC	P	Ferrovial Energy US, LLC	100.0%
UNITED STATES (Registered Office: Delaware)
Ferrovial Energy Operations, LLC		Ferrovial Energy US, LLC	100.0%
NETHERLANDS (Registered Office: Amsterdam)
Ferrovial EG SE		Ferrovial SE	100.0%
Thalia Waste Treatment B.V.		Ferrovial SE	100.0%
Ferrovial Transco International B.V.		Ferrovial SE	100.0%
UNITED KINGDOM (Registered Office: London)
Thalia Waste Management Limited		Thalia Waste Treatment B.V.	100.0%
Thalia MK ODC Limited		Thalia Waste Management Limited	100.0%
Thalia AWRP ODC Limited		Thalia Waste Management Limited	100.0%
Thalia WB HoldCo Limited		Thalia Waste Management Limited	100.0%
Thalia WB ODC Limited		Thalia WB HoldCo Limited	100.0%
Thalia WB Services Limited		Thalia WB ODC Limited	100.0%
Thalia WB SPV Limited	P	Thalia WB Services Limited	100.0%
Thalia IOW SPV Limited		Thalia Waste Management Limited	100.0%
Thalia Services Limited		Thalia Waste Management Limited	100.0%
Thalia MK HoldCo Limited	P	Thalia Waste Management Limited	100.0%
Thalia MK SPV Limited		Thalia MK HoldCo Limited	100.0%
Thalia IOW ODC Limited		Thalia Waste Management Limited	100.0%
POLAND (Registered Office: Warsaw)
BXF Energía Sp. z.o.o.		Budimex, S.A.	51.0%
		Ferrovial EG SE	49.0%
Azalia, Sp.z.o.o.	P	BXF Energía SP ZOO	100.0%
AUSTRALIA (Registered Office: Sydney)
Ferrovial Energy PTY LTD		Ferrovial EG SE	100.0%
Ferrovial Energy Construction PTY LTD		Ferrovial Construction Australia PTY LTD	50.0%
		Ferrovial Energy PTY LTD	50.0%

(a) Form part of the tax scope of Ferrovial SE and subsidiaries.
(*) The remaining percentage to complete 100% ownership in the company belongs to minority shareholders of the Ferrovial Group.
(P) Project Company.